Financial instruments risks - Sensitivity of the Financial Margin SFM (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Closing	0.77%	0.30%
Minimum	0.11%	0.11%
Maximum	0.77%	0.35%
Average	0.44%	0.24%